Average Annual Total Returns - BlackRock Managed Volatility V.I. Fund	May 01, 2021
MSCIAllCountryWorldIndex50 [Member]
Average Annual Return:
1 Year	12.01%
5 Years	8.62%
10 Years	6.93%
FTSEWGBI [Member]
Average Annual Return:
1 Year	6.11%
5 Years	4.42%
10 Years	4.17%
ICEBofAML3MonthUSTreasuryBillIndex [Member]
Average Annual Return:
1 Year	0.67%
5 Years	1.20%
10 Years	0.64%
Class I Shares
Average Annual Return:
1 Year	3.49%
5 Years	2.65%
10 Years	4.07%
Class III Shares
Average Annual Return:
1 Year	3.17%
5 Years	2.39%
10 Years	3.80%